Sales and marketing expenses (Tables)	9 Months Ended
Sep. 30, 2019
Sales and marketing expenses
Schedule of sales and marketing expenses

	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Consulting	$40,921	$84,489	$264,750	$204,004
Marketing	153,111	142,372	441,254	356,226
Salaries	258,776	129,945	559,342	272,820
	$452,808	$356,806	$1,265,346	$833,050